UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30

Item 1:	Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments

As of June 30, 2009

	Shares	Market Value ($000)
Common Stocks (97.4%)[1]
Consumer Discretionary (7.7%)
Home Depot, Inc.	3,030,500	71,611
Genuine Parts Co.	1,174,900	39,430
Sherwin-Williams Co.	590,700	31,750
McDonald's Corp.	411,905	23,680
The Stanley Works	592,100	20,037
VF Corp.	205,200	11,358
The McGraw-Hill Cos., Inc.	335,600	10,105
Mattel, Inc.	510,500	8,194
Fortune Brands, Inc.	220,000	7,643
Whirlpool Corp.	169,500	7,214
D. R. Horton, Inc.	760,400	7,117
H & R Block, Inc.	412,700	7,111
Hasbro, Inc.	194,800	4,722
Darden Restaurants Inc.	125,000	4,122
Limited Brands, Inc.	309,800	3,708
Brinker International, Inc.	92,500	1,575
Cracker Barrel Old Country Store Inc.	54,700	1,526
Harley-Davidson, Inc.	80,500	1,305
Lennar Corp. Class A	17,000	165
		262,373
Consumer Staples (11.9%)
Philip Morris International Inc.	1,770,855	77,244
Nestle SA ADR	1,456,100	54,837
Kimberly-Clark Corp.	771,175	40,433
The Coca-Cola Co.	732,082	35,132
Altria Group, Inc.	2,062,155	33,799
Sysco Corp.	1,249,188	28,082
PepsiCo, Inc.	510,300	28,046
Lorillard, Inc.	326,500	22,127
General Mills, Inc.	382,700	21,439
Kraft Foods Inc.	753,389	19,091
Unilever NV ADR	778,200	18,817
The Clorox Co.	157,800	8,810
ConAgra Foods, Inc.	434,700	8,285
The Hershey Co.	161,500	5,814
Avon Products, Inc.	191,300	4,932
Kellogg Co.	8,400	391
		407,279
Energy (9.7%)
Chevron Corp.	2,046,100	135,554
BP PLC ADR	1,092,500	52,091
Total SA ADR	770,300	41,773
ConocoPhillips Co.	932,700	39,229
Marathon Oil Corp.	1,147,000	34,559
Occidental Petroleum Corp.	267,300	17,591
Valero Energy Corp.	427,000	7,212
Tesoro Corp.	177,000	2,253
Sunoco, Inc.	67,300	1,561

	Spectra Energy Corp.	67,700	1,146
			332,969
Exchange-Traded Fund (1.1%)
[2]	Vanguard Value ETF	963,400	38,083

Financials (19.9%)
	JPMorgan Chase & Co.	3,854,400	131,474
	Wells Fargo & Co.	4,035,473	97,901
	Bank of America Corp.	3,852,028	50,847
	The Goldman Sachs Group, Inc.	274,000	40,398
	Bank of New York Mellon Corp.	1,351,170	39,603
	Ace Ltd.	825,800	36,525
	PNC Financial Services Group	755,200	29,309
	The Chubb Corp.	706,962	28,194
	Toronto Dominion Bank	487,100	25,188
	Unum Group	1,242,100	19,700
	AFLAC Inc.	583,300	18,135
	U.S. Bancorp	1,008,036	18,064
	The Allstate Corp.	710,200	17,329
	The Travelers Cos., Inc.	357,900	14,688
	Bank of Nova Scotia	340,900	12,784
	BB&T Corp.	464,800	10,216
	Hudson City Bancorp, Inc.	672,600	8,939
	Regency Centers Corp. REIT	237,650	8,296
	Ameriprise Financial, Inc.	339,802	8,247
	Axis Capital Holdings Ltd.	283,400	7,419
	New York Community Bancorp, Inc.	633,400	6,771
	NYSE Euronext	231,100	6,297
	Cincinnati Financial Corp.	279,200	6,240
	Federated Investors, Inc.	226,857	5,465
	Morgan Stanley	190,500	5,431
	Bank of Hawaii Corp.	145,300	5,206
	American Express Co.	201,800	4,690
	FirstMerit Corp.	252,652	4,290
	NBT Bancorp, Inc.	156,258	3,392
	MetLife, Inc.	80,200	2,407
	Aspen Insurance Holdings Ltd.	93,700	2,093
	Safety Insurance Group, Inc.	66,500	2,032
	First BanCorp Puerto Rico	478,800	1,891
	Oriental Financial Group Inc.	91,400	887
	United Bankshares, Inc.	15,900	311
	Marsh & McLennan Cos., Inc.	12,300	248
			680,907
Health Care (11.6%)
	Johnson & Johnson	2,255,105	128,090
	Pfizer Inc.	6,423,031	96,345
	Merck & Co., Inc.	2,940,814	82,225
	Wyeth	843,898	38,305
	Bristol-Myers Squibb Co.	989,732	20,101
	Eli Lilly & Co.	513,149	17,776
	GlaxoSmithKline PLC ADR	424,100	14,988
			397,830
Industrials (12.1%)
	General Electric Co.	6,804,672	79,751

3M Co.	748,400	44,979
Waste Management, Inc.	1,570,100	44,214
Republic Services, Inc. Class A	1,254,200	30,615
Eaton Corp.	627,300	27,984
Illinois Tool Works, Inc.	735,300	27,456
PACCAR, Inc.	750,900	24,412
Caterpillar, Inc.	556,000	18,370
United Parcel Service, Inc.	359,200	17,956
Honeywell International Inc.	456,162	14,323
The Boeing Co.	331,900	14,106
Northrop Grumman Corp.	244,413	11,165
Dover Corp.	273,300	9,044
Schneider Electric SA	111,384	8,525
Pitney Bowes, Inc.	320,900	7,037
Emerson Electric Co.	195,500	6,334
Briggs & Stratton Corp.	418,200	5,579
GATX Corp.	181,576	4,670
Federal Signal Corp.	558,115	4,270
Raytheon Co.	80,400	3,572
Apogee Enterprises, Inc.	265,675	3,268
Hubbell Inc. Class B	85,600	2,744
Tyco International Ltd.	94,000	2,442
Deere & Co.	9,900	396
		413,212
Information Technology (6.1%)
Intel Corp.	4,739,000	78,431
Microsoft Corp.	3,030,600	72,037
Texas Instruments, Inc.	1,095,200	23,328
Automatic Data Processing, Inc.	342,000	12,121
Analog Devices, Inc.	368,600	9,134
Diebold, Inc.	237,800	6,268
Xilinx, Inc.	257,400	5,266
Linear Technology Corp.	131,700	3,075
		209,660
Materials (3.8%)
E.I. du Pont de Nemours & Co.	1,239,727	31,762
Packaging Corp. of America	1,331,300	21,567
Air Products & Chemicals, Inc.	301,700	19,487
PPG Industries, Inc.	394,000	17,297
Eastman Chemical Co.	144,000	5,458
Bemis Co., Inc.	206,000	5,191
Glatfelter	543,500	4,837
Temple-Inland Inc.	352,200	4,621
Compass Minerals International, Inc.	71,500	3,926
Olin Corp.	299,100	3,556
Stepan Co.	74,000	3,268
Sonoco Products Co.	129,800	3,109
Sensient Technologies Corp.	103,127	2,327
Worthington Industries, Inc.	68,700	879
Innophos Holdings Inc.	32,818	554
		127,839
Telecommunication Services (5.3%)
AT&T Inc.	4,660,205	115,759
Verizon Communications Inc.	1,749,628	53,766

Embarq Corp.	138,355	5,819
Qwest Communications International Inc.	913,200	3,790
Windstream Corp.	30,100	252
		179,386
Utilities (8.2%)
	FPL Group, Inc.			1,131,666	64,347
	Dominion Resources, Inc.			1,577,930	52,735
	Exelon Corp.			767,000	39,278
	American Electric Power Co., Inc.			769,000	22,217
	Edison International			590,400	18,574
	Entergy Corp.			233,500	18,101
	Sempra Energy			225,200	11,177
	Public Service Enterprise Group, Inc.			341,320	11,137
	NiSource, Inc.			665,300	7,757
	UGI Corp. Holding Co.			287,300	7,323
	FirstEnergy Corp.			183,100	7,095
	Atmos Energy Corp.			239,410	5,995
	DTE Energy Co.			174,500	5,584
	Avista Corp.			232,684	4,144
	PG&E Corp.			51,700	1,987
	Southern Co.			48,600	1,514
	DPL Inc.			42,400	982
					279,947
Total Common Stocks (Cost $3,672,828)					3,329,485
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (1.8%)
[3]	Vanguard Market Liquidity Fund	0.395%		59,968,195	59,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.5%)
	J.P. Morgan Securities Inc. (Dated 6/30/09, Repurchase Value $18,800,000, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Pool, 11/1/23-9/1/37)	0.080%	7/1/09	18,800	18,800

U.S. Government and Agency Obligations (0.3%)
[4,5]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	12,000	11,994
Total Temporary Cash Investments (Cost $90,762)					90,762
Total Investments (100.0%) (Cost $3,763,590)					3,420,247
Other Assets and Liabilities-Net (0.0%)					(750)
Net Assets (100%)					3,419,497

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 0.6%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by

Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5	Securities with a value of $11,994,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $3,763,590,000. Net unrealized depreciation of investment securities for tax purposes was $343,343,000, consisting of unrealized gains of $211,470,000 on securities that had risen in value since their purchase and $554,813,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value 0of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	282	64,543	(689)
E-mini S&P 500 Index	September 2009	115	5,264	11
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,320,960	8,525	-
Temporary Cash Investments	59,968	30,794	-
Futures Contracts—Assets[1]	6	-	-
Futures Contracts—Liabilities[1]	(448)	-	-
Total	3,380,486	39,319	-
1 Represents variation margin on the last day of the reporting period.

Vanguard Growth Equity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (93.6%)[1]
Consumer Discretionary (6.8%)
*	Amazon.com, Inc.	111,009	9,287
	The Walt Disney Co.	363,647	8,484
	Omnicom Group Inc.	193,840	6,121
	NIKE, Inc. Class B	76,968	3,985
	Home Depot, Inc.	124,380	2,939
*	CarMax, Inc.	168,400	2,476
	Staples, Inc.	60,600	1,222
*	Starbucks Corp.	85,900	1,193
	Johnson Controls, Inc.	27,600	600
			36,307
Consumer Staples (15.7%)
	Wal-Mart Stores, Inc.	297,955	14,433
	PepsiCo, Inc.	260,594	14,322
	Walgreen Co.	402,700	11,839
	The Kroger Co.	367,620	8,106
	Alberto-Culver Co.	314,130	7,988
	Brown-Forman Corp. Class B	153,400	6,593
	Colgate-Palmolive Co.	80,193	5,673
	Costco Wholesale Corp.	100,198	4,579
	The Procter & Gamble Co.	80,660	4,122
	Cadbury PLC ADR	102,530	3,527
	Shoppers Drug Mart Corp.	69,540	2,989
			84,171
Energy (8.3%)
	Schlumberger Ltd.	192,949	10,441
	Apache Corp.	118,570	8,555
	Occidental Petroleum Corp.	73,620	4,845
	EOG Resources, Inc.	66,400	4,510
*	Southwestern Energy Co.	112,150	4,357
	Suncor Energy, Inc. (New York Shares)	112,800	3,422
	Petroleo Brasileiro SA ADR	59,500	2,438
	XTO Energy, Inc.	56,111	2,140
*	Ultra Petroleum Corp.	50,820	1,982
*	Weatherford International Ltd.	94,000	1,839
			44,529
Financials (8.9%)
*	Progressive Corp. of Ohio	866,290	13,090
*	Berkshire Hathaway Inc. Class B	4,370	12,654
	The Goldman Sachs Group, Inc.	52,646	7,762
	Charles Schwab Corp.	355,687	6,239
^	M & T Bank Corp.	67,680	3,447
*	Markel Corp.	8,190	2,307
	Bank of America Corp.	155,500	2,053
			47,552
Health Care (20.9%)
	Baxter International, Inc.	333,647	17,670
	Johnson & Johnson	223,750	12,709
*	Gilead Sciences, Inc.	217,102	10,169
	Merck & Co., Inc.	349,000	9,758

	Bristol-Myers Squibb Co.	455,300	9,247
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	181,685	8,964
*	Medco Health Solutions, Inc.	176,704	8,060
*	Celgene Corp.	136,363	6,524
	Alcon, Inc.	53,344	6,194
	Roche Holding AG ADR	171,148	5,828
*	Mylan Inc.	343,062	4,477
	Abbott Laboratories	93,024	4,376
	Stryker Corp.	94,740	3,765
*	Edwards Lifesciences Corp.	38,650	2,629
*	Vertex Pharmaceuticals, Inc.	40,600	1,447
			111,817
Industrials (7.1%)
	United Parcel Service, Inc.	151,880	7,592
	Rockwell Automation, Inc.	174,300	5,599
*	Stericycle, Inc.	94,670	4,878
	Deere & Co.	111,040	4,436
	United Technologies Corp.	75,550	3,926
	Flowserve Corp.	49,200	3,435
*	First Solar, Inc.	19,300	3,129
	Lockheed Martin Corp.	36,991	2,983
	Ritchie Bros. Auctioneers Inc.	86,710	2,035
			38,013
Information Technology (22.8%)
*	Cisco Systems, Inc.	787,041	14,670
	Oracle Corp.	648,817	13,898
*	Google Inc.	29,850	12,584
	QUALCOMM Inc.	251,587	11,372
*	Apple Inc.	61,106	8,703
*	Research In Motion Ltd.	115,139	8,181
	Visa Inc.	104,284	6,493
	Intel Corp.	341,600	5,653
	Hewlett-Packard Co.	141,442	5,467
	Microsoft Corp.	212,531	5,052
*	Adobe Systems, Inc.	177,977	5,037
	Linear Technology Corp.	212,390	4,959
	International Business Machines Corp.	46,300	4,835
	MasterCard, Inc. Class A	22,800	3,815
	Applied Materials, Inc.	300,400	3,295
*	Baidu.com, Inc.	9,900	2,981
*	eBay Inc.	156,860	2,687
*	Autodesk, Inc.	105,320	1,999
			121,681
Materials (3.1%)
	Monsanto Co.	98,263	7,305
	Praxair, Inc.	97,450	6,926
	Potash Corp. of Saskatchewan, Inc.	26,970	2,515
			16,746
Total Common Stocks (Cost $551,142)			500,816

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.9%)[1]
Money Market Fund (6.0%)
[2,3]	Vanguard Market Liquidity Fund	0.395%		31,810,246	31,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.9%)
[4,5]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	5,000	4,998
Total Temporary Cash Investments (Cost $36,807)					36,808
Total Investments (100.5%) (Cost $587,949)					537,624
Other Assets and Liabilities-Net (-0.5%)[3]					(2,593)
Net Assets (100%)					535,031

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,823,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 1.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $1,897,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5	Securities with a value of $4,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $587,949,000. Net unrealized depreciation of investment securities for tax purposes was $50,325,000, consisting of unrealized gains of $28,692,000 on securities that had risen in value since their purchase and $79,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
S&P 500 Index	September 2009	123	28,152	(565)
E-mini S&P 500 Index	September 2009	75	3,433	14
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	500,816	—	—
Temporary Cash Investments	31,810	4,998	—
Futures Contracts—Liabilities[1]	(197)	—	—
Total	532,429	4,998	—
1 Represents variation margin on the last day of the reporting period.

Vanguard PRIMECAP Core Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (92.2%)
Consumer Discretionary (13.2%)
*	Bed Bath & Beyond, Inc.	2,308,091	70,974
	Sony Corp. ADR	1,700,000	43,962
	TJX Cos., Inc.	1,375,725	43,280
*	Amazon.com, Inc.	490,000	40,993
	Whirlpool Corp.	918,200	39,079
*	Kohl's Corp.	858,700	36,709
*	DIRECTV Group, Inc.	1,265,925	31,281
*	CarMax, Inc.	2,020,000	29,694
	The Walt Disney Co.	1,230,000	28,696
	Mattel, Inc.	1,305,200	20,948
	Target Corp.	396,250	15,640
	Best Buy Co., Inc.	442,600	14,823
	Nordstrom, Inc.	440,400	8,760
*	Chico's FAS, Inc.	850,000	8,270
	Lowe's Cos., Inc.	317,000	6,153
	Carnival Corp.	220,000	5,669
*	Viacom Inc. Class B	100,000	2,270
*	Expedia, Inc.	108,250	1,636
	Eastman Kodak Co.	300,000	888
*	HSN, Inc.	21,650	229
*	Interval Leisure Group, Inc.	21,650	202
*	Ticketmaster Entertainment Inc.	21,650	139
			450,295
Consumer Staples (1.0%)
	The Procter & Gamble Co.	300,000	15,330
	Avon Products, Inc.	340,000	8,765
	Costco Wholesale Corp.	100,000	4,570
	Sysco Corp.	200,000	4,496
			33,161
Energy (6.8%)
	Schlumberger Ltd.	1,018,100	55,089
	EOG Resources, Inc.	489,000	33,213
	EnCana Corp. (New York Shares)	628,000	31,067
*	National Oilwell Varco Inc.	895,000	29,231
*	Southwestern Energy Co.	450,000	17,482
	Arch Coal, Inc.	700,000	10,759
	Cabot Oil & Gas Corp.	323,000	9,897
	Noble Energy, Inc.	160,000	9,435
	Murphy Oil Corp.	167,000	9,071
	ConocoPhillips Co.	180,000	7,571
	Peabody Energy Corp.	240,000	7,238
*	Transocean Ltd.	55,000	4,086
*	Pride International, Inc.	115,000	2,882
	Petroleo Brasileiro SA Series A ADR	80,000	2,669
*	Exterran Holdings, Inc.	150,000	2,406
	Petroleo Brasileiro SA ADR	20,000	820
*	Noble Corp.	20,000	605
			233,521

Financials (4.6%)
	Marsh & McLennan Cos., Inc.	2,931,000	59,001
*	Berkshire Hathaway Inc. Class B	12,400	35,907
	The Chubb Corp.	540,000	21,535
	Discover Financial Services	1,306,400	13,417
	Wells Fargo & Co.	550,000	13,343
*	Progressive Corp. of Ohio	554,000	8,371
	Bank of New York Mellon Corp.	216,982	6,360
	JPMorgan Chase & Co.	30,000	1,023
*	Tree.com, Inc.	3,608	35
			158,992
Health Care (22.3%)
*	Amgen Inc.	2,247,000	118,956
	Eli Lilly & Co.	3,367,000	116,633
	Novartis AG ADR	2,364,600	96,452
	Roche Holdings AG	672,900	91,684
	Medtronic, Inc.	2,354,000	82,131
	GlaxoSmithKline PLC ADR	1,530,400	54,084
*	Boston Scientific Corp.	4,896,300	49,649
*	Waters Corp.	945,000	48,639
*	Biogen Idec Inc.	1,039,400	46,929
	Wyeth	495,000	22,468
	Sanofi-Aventis ADR	613,000	18,077
	Johnson & Johnson	229,500	13,036
*	Sepracor Inc.	190,400	3,298
*	Genzyme Corp.	9,100	507
			762,543
Industrials (12.3%)
	United Parcel Service, Inc.	1,152,615	57,619
	Southwest Airlines Co.	8,075,025	54,345
	The Boeing Co.	1,200,700	51,030
	Honeywell International Inc.	1,356,000	42,578
	FedEx Corp.	711,200	39,557
*	McDermott International, Inc.	1,588,000	32,252
	Expeditors International of Washington, Inc.	884,000	29,473
	Caterpillar, Inc.	713,950	23,589
	Union Pacific Corp.	328,150	17,083
	C.H. Robinson Worldwide Inc.	310,000	16,166
*	AMR Corp.	2,427,740	9,760
	Canadian Pacific Railway Ltd.	231,430	9,211
	Rockwell Automation, Inc.	250,000	8,030
	Burlington Northern Santa Fe Corp.	100,000	7,354
	Norfolk Southern Corp.	157,700	5,941
	Deere & Co.	100,000	3,995
	Goodrich Corp.	69,000	3,448
	Cummins Inc.	93,700	3,299
	Avery Dennison Corp.	120,000	3,082
	Chicago Bridge & Iron Co. N.V.	153,870	1,908
	SPX Corp.	20,000	979
	3M Co.	13,000	781
			421,480
Information Technology (24.2%)
	Oracle Corp.	3,896,500	83,463
*	Intuit, Inc.	2,535,000	71,386

*	Google Inc.	165,000	69,562
	ASML Holding NV (New York Shares)	2,653,678	57,452
	Texas Instruments, Inc.	2,470,000	52,611
	LM Ericsson Telephone Co. ADR Class B	4,750,000	46,455
	Microsoft Corp.	1,889,900	44,923
*	EMC Corp.	3,253,000	42,614
	QUALCOMM Inc.	794,500	35,911
*	Symantec Corp.	2,267,800	35,287
*	SanDisk Corp.	2,214,500	32,531
*	Flextronics International Ltd.	7,900,000	32,469
*	Research In Motion Ltd.	448,600	31,873
	Corning, Inc.	1,980,800	31,812
	Intel Corp.	1,884,700	31,192
	Applied Materials, Inc.	2,271,000	24,913
	Altera Corp.	1,425,000	23,199
	Accenture Ltd.	380,500	12,732
	Motorola, Inc.	1,775,000	11,768
	KLA-Tencor Corp.	383,000	9,671
*	Cisco Systems, Inc.	459,600	8,567
	Hewlett-Packard Co.	200,000	7,730
*	eBay Inc.	404,600	6,931
*	Yahoo! Inc.	375,000	5,872
*	Adobe Systems, Inc.	195,400	5,530
*	NVIDIA Corp.	320,000	3,613
*	Agilent Technologies, Inc.	170,000	3,453
*	Apple Inc.	11,000	1,567
	Xilinx, Inc.	65,000	1,330
*	IAC/InterActiveCorp	54,125	869
*	Dell Inc.	44,000	604
*	VMware Inc.	17,400	474
	Intersil Corp.	30,000	377
*	Verigy Ltd.	20,814	253
			828,994
Materials (6.9%)
	Monsanto Co.	777,050	57,766
	Potash Corp. of Saskatchewan, Inc.	601,800	55,997
	Vulcan Materials Co.	885,400	38,161
	Praxair, Inc.	466,208	33,133
	Newmont Mining Corp. (Holding Co.)	380,000	15,531
	International Paper Co.	687,500	10,402
	Freeport-McMoRan Copper & Gold, Inc. Class B	200,000	10,022
	Weyerhaeuser Co.	256,699	7,811
	Alcoa Inc.	366,900	3,790
*	Domtar Corp.	167,980	2,785
	Dow Chemical Co.	114,300	1,845
			237,243
Telecommunication Services (0.4%)
*	Sprint Nextel Corp.	2,431,150	11,694
	AT&T Inc.	30,000	745
			12,439
Utilities (0.5%)
*	AES Corp.	973,000	11,297

Edison International	200,000	6,292
		17,589
Total Common Stocks (Cost $3,616,229)		3,156,257

		Coupon
Temporary Cash Investment (7.9%)
Money Market Fund (7.9%)
[1]	Vanguard Market Liquidity Fund (Cost $270,375)	0.395%	270,375,000	270,375

Total Investments (100.1%) (Cost $3,886,604)				3,426,632
Other Assets and Liabilities-Net (-0.1%)				(3,888)
Net Assets (100%)				3,422,744

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

PRIMECAP Core Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $3,886,604,000. Net unrealized depreciation of investment securities for tax purposes was $459,972,000, consisting of unrealized gains of $234,758,000 on securities that had risen in value since their purchase and $694,730,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,064,573	91,684	—
Temporary Cash Investments	270,375	—	—
Total	3,334,948	91,684	—

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD FENWAY FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.